Net income per common share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Earnings per share reconciliation
A reconciliation of the numerator used for the purposes of calculating diluted net income per common share is as follows:

For the years ended December 31	2022	2021
Numerator for basic net income per common share	$353,830	$482,358
Adjustment for the effect of TSARs:
Cash-settled recovery included in net income	(316)	(9,168)
Equity-settled expense	(5,503)	(5,742)
Numerator for diluted net income per common share	$348,011	$467,448
A reconciliation of the denominator used for the purposes of calculating diluted net income per common share is as follows:

For the years ended December 31	2022	2021
Denominator for basic net income per common share	71,422,360	76,039,118
Effect of dilutive stock options	10,108	7,028
Effect of dilutive TSARS	245,016	197,631
Denominator for diluted net income per common share	71,677,484	76,243,777

For the years ended December 31, 2022 and 2021, basic and diluted net income per common share attributable to Methanex shareholders were as follows:

For the years ended December 31	2022	2021
Basic net income per common share	$4.95	$6.34
Diluted net income per common share	$4.86	$6.13